Current and Non Current Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current deferred tax asset	$ 86,693	$ 57,050
Non current deferred tax liability	(42,371)	(64,255)
Net deferred tax asset (liability)	$ 44,322	$ (7,205)